Commitments and Contingencies (Details)	12 Months Ended
Mar. 31, 2020 USD ($)
Commitments and Contingencies.
Operating lease expense	$ 138,618
Future minimum payments for period greater than one year	0
With in one year	56,707
Total	$ 56,707